Income Tax (Details 2)	Aug. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 24,246,000
2025
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	76,000
2026
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	508,000
2027
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,056,000
2028
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	720,000
2029
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	753,000
2030
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	552,000
2031
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	538,000
2032
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	252,000
2033
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	344,000
2034
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,257,000
2035
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,934,000
2036
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,150,000
2037
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,857,000
Indefinite
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 11,249,000